STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982
March 24, 2016
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
 Attention:  Patrick Scott
Re:	Dreyfus Institutional Preferred Money Market Funds
(Registration Nos: 333-26513 and 811-08211)

Ladies and Gentlemen:
On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 32 ("Amendment No. 32") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add two new classes of shares, Administrative shares and Participant shares, to Dreyfus Institutional Preferred Money Market Fund, a series of the Fund.  The statement of additional information included in Amendment No. 32 is marked to show changes from the version filed with post-effective amendment no. 42 to Dreyfus Short Duration Bond Fund (Registration Nos. 33-9634 and 911-4888) filed pursuant to Rule 485(a)(1) under the Securities Act on February 1, 2016.
The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 32 in order to file certain exhibits, including a Service Plan, revised Rule 18f-3 Plan and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.
Please telephone the undersigned at 212.806.5673, or Janna Manes of this office at 212.806.6141, if you have any questions.
Very truly yours,
/s/ Alex Kaufman
 Alex Kaufman
cc:            Janna Manes

March 24, 2016

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Patrick Scott

Re:	Dreyfus Institutional Preferred Money Market Funds
(Registration Nos: 333-26513 and 811-08211)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:
•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Sincerely,

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President